Date: 08/31/2026 10:59 AM	Toppan Merrill	Project: 26-23618-2 Form Type: NPORT-EX
Client: 26-23618-2_UMB First Trust Real Assets Fund Part F_NPORT-EX		File: tm2623618d2_nportex.htm Type: NPORT-EX Pg: 1 of 8

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES — 11.1%
118,958	Home Partners of America Trust Series 2021-2, Class F, 3.799%, 12/17/2026[1]	$117,644
700,000	RCKT Mortgage Trust Series 2024-CES3, Class M1, 6.866%, 5/25/2044[1,2,3]	705,776
	Saluda Grade Alternative Mortgage Trust
137,277	Series 2023-FIG3, Class A, 7.067%, 8/25/2053[1,2,3]	140,803
137,277	Series 2023-FIG3, Class B, 7.712%, 8/25/2053[1,2]	141,145
275,000	UPG Trust Series 2026-1, Class C, 8.430%, 2/25/2048[1,2]	274,365
	TOTAL ASSET-BACKED SECURITIES (Cost $1,381,082)	1,379,733
	BANK LOANS — 0.3%
36,100	CIRE Alto OpCo, LLC 24.090%, Term Loan, 9/30/2026[3,4]	35,399
	TOTAL BANK LOANS (Cost $36,100)	35,399

Number of Shares
	CLOSED-END FUNDS — 5.4%
43,327	StepStone Private Infrastructure Fund - Class I	679,376
	TOTAL CLOSED-END FUNDS (Cost $500,000)	679,376

Principal Amount ($)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 12.8%
250,000	GCAT Trust Series 2021-NQM6, Class M1, 3.414%, 8/25/2066[1,2,3]	198,544
227,000	GS Mortgage-Backed Securities Trust Series 2023-CCM1, Class B1, 7.346%, 8/25/2053[1,2,3]	226,395
	JP Morgan Mortgage Trust
128,475	Series 2016-4, Class B3, 3.763%, 10/25/2046[1,2,3]	120,613
120,700	Series 2016-4, Class B4, 3.763%, 10/25/2046[1,2,3]	88,082
162,258	Series 2016-4, Class B5, 3.763%, 10/25/2046[1,2,3]	106,866
236,934	Legacy Mortgage Asset Trust Series 2019-SL2, Class M, 4.250%, 2/25/2059[1,2,3]	193,610
250,000	New Residential Mortgage Loan Trust Series 2022-NQM1, Class M1, 3.601%, 4/25/2061[1,2,3]	187,183
200,000	PRPM LLC Series 2025-RCF4, Class A3, 4.500%, 8/25/2055[1,2,5]	193,631
109,528	Radnor RE Ltd. Series 2022-1, Class M1B, 10.378% (30-Day SOFR Average+675 basis points), 9/25/2032[1,2,6]	113,533

Date: 08/31/2026 10:59 AM	Toppan Merrill	Project: 26-23618-2 Form Type: NPORT-EX
Client: 26-23618-2_UMB First Trust Real Assets Fund Part F_NPORT-EX		File: tm2623618d2_nportex.htm Type: NPORT-EX Pg: 2 of 8

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
200,000	Verus Securitization Trust Series 2021-7, Class B1, 4.143%, 10/25/2066[1,2,3]	$163,767
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,609,398)	1,592,224
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.2%
	CEDR Commercial Mortgage Trust
120,000	Series 2022-SNAI, Class A, 4.614% (1-Month Term SOFR+99 basis points), 2/15/2039[1,6]	119,313
150,000	Series 2022-SNAI, Class C, 5.456% (1-Month Term SOFR+183 basis points), 2/15/2039[1,6]	147,699
93,927	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B, 4.982% (1-Month Term SOFR+136 basis points), 4/15/2037[1,6]	92,575
70,000	Nomura Commercial Asset Depositor Co., LLC Series 2026-CGCTR, Class A, 5.425% (1-Month Term SOFR+180 basis points), 4/15/2041[1,6]	70,070
100,000	WB Commercial Mortgage Trust Series 2024-HQ, Class D, 8.278%, 3/15/2040[1,3]	99,086
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $527,438)	528,743

Number of Shares
	PRIVATE INVESTMENT VEHICLES — 27.1%
	INVESTMENT PARTNERSHIPS — 27.1%
N/A7	Blue Owl Real Estate Net Lease Property Fund LP	938,315
197,094	CBRE U.S. Core Partners LP	293,483
N/A7	CIRE OpCo I LLC - Class B8	367,119
N/A7	Core Spaces Fund IV LP [9]	106,663
N/A7	FCP Realty Fund VI-A LP9	81,316
N/A7	Hillpointe Workforce Housing Partners V LP*,8,9	248,414
N/A7	Hillpointe Workforce Partnership IV LP*,8,9	634,160
N/A7	Nuveen Real Estate U.S. Cities Industrial Fund LP4	614,453
N/A7	Nuveen Real Estate U.S. Cities Multifamily Fund LP4	95,836
	TOTAL PRIVATE INVESTMENT VEHICLES (Cost $3,659,846)	3,379,759
	REAL ESTATE INVESTMENT TRUSTS — 32.5%
19,889	Bailard Real Estate Investment Trust, Inc.[4,9]	622,798
69,373	CIRE Real Estate Investment Trust, Inc.[9]	1,288,092
23,239	Invesco Real Estate Income Trust, Inc.[4]	612,206
45,744	Jones Lang LaSalle Income Property Trust, Inc. - Class M-I	515,533
47,169	RREEF Property Trust, Inc. - Class D	626,871

Date: 08/31/2026 10:59 AM	Toppan Merrill	Project: 26-23618-2 Form Type: NPORT-EX
Client: 26-23618-2_UMB First Trust Real Assets Fund Part F_NPORT-EX		File: tm2623618d2_nportex.htm Type: NPORT-EX Pg: 3 of 8

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (Continued)
19,827	Starwood Real Estate Income Trust, Inc.[4]	$389,419
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,018,097)	4,054,919

Principal Amount ($)
	SHORT-TERM INVESTMENTS — 6.9%
865,615	UMB Bank, Money Market Special II Deposit Investment, 3.48%[10]	865,615
	TOTAL SHORT-TERM INVESTMENTS (Cost $865,615)	865,615
	TOTAL INVESTMENTS — 100.3% (Cost $12,597,576)	12,515,768
	Liabilities in Excess of Other Assets — (0.3)%	(36,218)
	TOTAL NET ASSETS — 100.0%	$12,479,550

LLC — Limited Liability Company
LP — Limited Partnership
SOFR — Secured Overnight Financing Rate

* Non-income producing security.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,500,700, which represents 28.05% of the total net assets of the Fund.
[2] Callable.
[3] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5] Step rate security.
[6] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[7] Investment does not issue shares.
[8] All or a portion of this investment is a holding of FTRAF Sub1 LLC.
[9] Investment valued using net asset value per share as practical expedient.
[10] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

Date: 08/31/2026 10:59 AM	Toppan Merrill	Project: 26-23618-2 Form Type: NPORT-EX
Client: 26-23618-2_UMB First Trust Real Assets Fund Part F_NPORT-EX		File: tm2623618d2_nportex.htm Type: NPORT-EX Pg: 4 of 8

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Securities With Restrictions on	Redemptions	Redemption			Original
Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Bailard Real Estate Investment Trust, Inc.[1]	Quarterly	30 Days	$701,318	$622,798	6/29/2022
Blue Owl Real Estate Net Lease Property Fund LP	Quarterly	65 Days	1,115,707	938,315	4/1/2025
CBRE U.S. Core Partners, LP1	Quarterly	60 Days	389,318	293,483	9/30/2022
CIRE OpCo I LLC – Class B1	Quarterly	90 Days	350,000	367,119	7/1/2025
CIRE Real Estate Investment Trust, Inc.[1,2]	Quarterly	90 Days	780,916	1,288,092	4/4/2023
Core Spaces Fund IV LP1	Not Permitted	N/A	105,479	106,663	10/24/2024
FCP Realty Fund VI-A LP1	Not Permitted	N/A	94,264	81,316	5/14/2024
Hillpointe Workforce Housing Partners V LP1	Not Permitted	N/A	258,000	248,414	8/16/2024
Hillpointe Workforce Partnership IV, LP1	Not Permitted	N/A	550,000	634,160	3/9/2023
Invesco Real Estate Income Trust, Inc.	Monthly	30 Days	687,956	612,206	4/29/2022
Nuveen Real Estate U.S. Cities Industrial Fund[1]	Quarterly	45 Days	651,155	614,452	10/2/2023
Nuveen Real Estate U.S. Cities Multifamily Fund LP1	Quarterly	45 Days	145,924	95,836	10/3/2022
RREEF Property Trust, Inc. - Class D	Quarterly[3]	10 Days	735,192	626,871	5/6/2022
Starwood Real Estate Income Trust, Inc.	Monthly	2 Days	458,882	389,419	9/1/2022
Stepstone Private Infrastructure Fund - Class I	Quarterly[4]	N/A	500,000	679,376	1/23/2024
Totals:			$7,524,111	$7,598,520

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

2 The Real Estate Investment Trust can institute a limit on redemptions at the trust level of 5% of the fair value of the investment in the Real Estate Investment Trust.

3 The Real Estate Investment Trust can institute a limit on redemptions at the trust level of 2% of the fair value of the investment in the Real Estate Investment Trust.

4 The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net asset value of the Closed-End Fund.

See accompanying Notes to Consolidated Schedule of Investments.

Date: 08/31/2026 10:59 AM	Toppan Merrill	Project: 26-23618-2 Form Type: NPORT-EX
Client: 26-23618-2_UMB First Trust Real Assets Fund Part F_NPORT-EX		File: tm2623618d2_nportex.htm Type: NPORT-EX Pg: 5 of 8

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated First Trust Capital Management L.P., (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter (“OTC”) securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued by the Valuation Designee using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.

Date: 08/31/2026 10:59 AM	Toppan Merrill	Project: 26-23618-2 Form Type: NPORT-EX
Client: 26-23618-2_UMB First Trust Real Assets Fund Part F_NPORT-EX		File: tm2623618d2_nportex.htm Type: NPORT-EX Pg: 6 of 8

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

The Fund will generally value private investment vehicles in accordance with the value determined as of such date by each private investment vehicle in accordance with the private investment vehicle’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment vehicle will represent the amount that the Fund could reasonably expect to receive from the private investment vehicle if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment vehicle does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment vehicle based on the most recent final or estimated value reported by the private investment vehicle, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment vehicle.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager of the private investment vehicle at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally accepted accounting principles (“GAAP”) and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment vehicle. In other cases, as when a private investment vehicle imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in private investment vehicle interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment vehicle. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

In certain circumstances, the Valuation Designee may determine that a private investment vehicle’s NAV shall be adjusted more frequently. For these private investment vehicles, the NAVs are adjusted daily based on the total return that each private investment vehicle is estimated by the Valuation Designee to generate during the period (adjusted NAV). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment vehicles may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

The Fund values its investments in real estate investment trusts (“REITs”) based in large part on valuations provided by the external property managers of the REITs or third-party appraisers. These fair value calculations will involve significant professional judgment by the external property managers of the REITs in the application of both observable and unobservable attributes. The calculated NAVs of the REIT’s assets may differ from their actual realizable value or future fair value. The Valuation Designee may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in REITs, these valuations have a considerable impact on the Fund’s NAV.

For each period that the NAVs of the REITs are calculated by the external property managers of such REITs and wholly-owned and controlled subsidiaries that are REITs, each REIT’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such REIT when the valuations and income are reported. The Valuation Designee may conclude, in certain circumstances, that the information provided by any such external property manager does not represent the fair value of the Fund’s investment in a REIT and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Valuation Designee may determine to value the Fund’s investment in the REIT at a discount or a premium to the reported value received from the REIT. Any such decision will be made in good faith by the Valuation Designee, under the oversight of the Board.

Date: 08/31/2026 10:59 AM	Toppan Merrill	Project: 26-23618-2 Form Type: NPORT-EX
Client: 26-23618-2_UMB First Trust Real Assets Fund Part F_NPORT-EX		File: tm2623618d2_nportex.htm Type: NPORT-EX Pg: 7 of 8

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

In certain circumstances, the Valuation Designee may determine that a REIT’s NAV shall be adjusted more frequently. For these REITs, the NAVs are adjusted daily based on the total return that each REIT is estimated by the Valuation Designee to generate during the period (adjusted NAV). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

Note 2 – Fair Value Measurements and Disclosure

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Date: 08/31/2026 10:59 AM	Toppan Merrill	Project: 26-23618-2 Form Type: NPORT-EX
Client: 26-23618-2_UMB First Trust Real Assets Fund Part F_NPORT-EX		File: tm2623618d2_nportex.htm Type: NPORT-EX Pg: 8 of 8

First Trust Real Assets Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy. As such, investments in Private Investment Vehicles and REITs with a fair value of $3,957,563 are excluded from the fair value hierarchy as of June 30, 2026.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$1,379,733	$-	$1,379,733
Bank Loans	-	-	35,399	35,399
Closed-End Funds	679,376	-	-	679,376
Collateralized Mortgage Obligations	-	1,592,224	-	1,592,224
Commercial Mortgage Backed Securities	-	528,743	-	528,743
Private Investment Vehicles
Investment Partnerships	-	-	710,289	710,289
Real Estate Investment Trusts	1,142,404	-	1,624,423	2,766,827
Short-Term Investments	865,615	-	-	865,615
Subtotal	$2,687,395	$3,500,700	$2,370,111	$8,558,206
Private Investment Vehicles
Investment Partnerships				2,669,470
Real Estate Investment Trusts				1,288,092
Total Investments				$12,515,768